Segment Information - Accounts Receivable for Services (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Centuri
Segment Reporting Information [Line Items]
Accounts receivable for Centuri services	$ 18,067	$ 15,166